Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	71 Months Ended	97 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Dec. 03, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 14, 2016	Oct. 31, 2015	Oct. 31, 2014
C000024978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class A
Account Value	$ 32,977.81	$ 32,977.81	$ 32,977.81	$ 32,977.81	$ 32,977.81	$ 21,193.17	$ 18,499.26	$ 30,765.82	$ 22,489.01	$ 16,701.25		$ 14,546.11	$ 13,375.51	$ 10,353.42		$ 10,390.54	$ 9,474.99
Average Annual Return, Percent	47.43%	13.34%			12.67%
C000024978 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class A—excluding sales load
Average Annual Return, Percent	55.61%	14.58%			13.28%
C000068367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class C
Account Value	$ 32,767.81	$ 32,767.81	32,767.81	32,767.81	$ 32,767.81	21,058.21	18,381.45	30,791.68	22,676.07	16,972.91		14,891.78	13,795.63	10,762.39		10,884.44	10,000
Average Annual Return, Percent	53.49%	13.71%			12.60%
C000068367 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent	54.49%	13.71%			12.60%
C000068368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class I
Account Value	$ 34,824.18	$ 34,824.18	34,824.18	34,824.18	$ 34,824.18	22,382.53	19,539.84	32,482.12	23,740.79	17,636.87		15,356.22	14,119.07	10,925.79		10,964.51	10,000
Average Annual Return, Percent	55.59%	14.58%			13.29%
C000095102 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class Y
Account Value	$ 1,120,539.33	$ 1,120,539.33	$ 1,120,539.33	1,120,539.33	$ 1,120,539.33	717,614.75	623,900.57	1,032,890.63	752,756.96	557,134.8	$ 500,000
Average Annual Return, Percent	56.15%	15.00%	14.63%
C000206605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class Z
Account Value	$ 1,795,995.09	$ 1,795,995.09	$ 1,795,995.09	1,795,995.09	$ 1,795,995.09	1,150,825.89	1,001,277.3	1,659,168.84	1,209,154.59	895,020.2		777,044.32	712,317.23	549,550.79		549,881.95	500,000
Average Annual Return, Percent	56.06%	14.95%			13.64%
C000039961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class A
Account Value	$ 32,615.38	$ 32,615.38	32,615.38	32,615.38	$ 32,615.38	23,640.53	20,067.63	28,371.85	20,294.97	15,776.16		13,741.53	12,718.2	9,871.48		9,973.79	9,471.5
Average Annual Return, Percent	30.70%	14.39%			12.55%
C000039961 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class A—excluding sales load
Average Annual Return, Percent	37.96%	15.63%			13.16%
C000068369 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class C
Account Value	$ 32,344.36	$ 32,344.36	32,344.36	32,344.36	$ 32,344.36	23,444.09	19,900.87	28,377.81	20,435.26	16,024.26		14,059.9	13,122.89	10,265.56		10,451.01	10,000
Average Annual Return, Percent	35.79%	14.72%			12.46%
C000068369 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent	36.79%	14.72%			12.46%
C000068370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class I
Account Value	$ 34,447.9	$ 34,447.9	34,447.9	34,447.9	$ 34,447.9	24,961.87	21,196.6	29,972.45	21,436.88	16,669.21		14,516.51	13,447.17	10,434.2		10,542.45	10,000
Average Annual Return, Percent	38.00%	15.62%			13.17%
C000174226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class Z
Account Value	$ 1,691,877.53	$ 1,691,877.53	1,691,877.53	$ 1,691,877.53	$ 1,691,877.53	1,223,873.37	1,034,752.91	1,457,814.59	1,038,680.89	804,473.74		697,452.19	642,814.6	496,739.13	$ 500,000
Average Annual Return, Percent	38.24%	16.03%		16.36%
C000078761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class A
Account Value	$ 19,821.89	$ 19,821.89	19,821.89	$ 19,821.89	$ 19,821.89	15,475.42	16,364.93	21,301.3	16,665.21	12,193.66		11,808.58	11,355.53	9,336.44		9,748.12	9,476.79
Average Annual Return, Percent	21.35%	9.02%			7.08%
C000078761 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class A—excluding sales load
Average Annual Return, Percent	28.09%	10.21%			7.66%
C000098121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class C
Account Value	$ 19,680.44	$ 19,680.44	19,680.44	19,680.44	$ 19,680.44	15,364.99	16,248.15	21,303.99	16,797.82	12,384.56		12,077.17	11,711.88	9,700.9		10,211.43	10,000
Average Annual Return, Percent	26.09%	9.37%			7.00%
C000098121 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class C—excluding contingent deferred sales charge
Average Annual Return, Percent	27.09%	9.37%			7.00%
C000095104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class Z
Account Value	$ 1,795,995	$ 1,795,995	1,795,995	1,795,995	$ 1,795,995	837,296.42	882,881.4	1,146,138.33	894,913.01	652,840.42		630,504.83	604,669.54	495,540.39		515,774.95	500,000
Average Annual Return, Percent	28.54%	10.51%			7.97%
C000095099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class A
Account Value	$ 12,567	$ 12,567	12,567	12,567	$ 12,567	10,167.33	9,564.57	15,749.59	13,052.21	10,429.39		9,138.44	11,345.9	9,135		8,584.34	9,477.91
Average Annual Return, Percent	17.06%	2.69%			2.31%
C000095099 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class A—excluding sales load
Average Annual Return, Percent	23.60%	3.80%			2.86%
C000095100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class C
Account Value	$ 12,567	$ 12,567	12,567	12,567	$ 12,567	10,167.33	9,564.57	15,749.59	13,052.21	10,429.39		9,138.44	11,345.9	9,135		8,584.34	10,000
Average Annual Return, Percent	21.60%	3.00%			2.24%
C000095100 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent	22.60%	3.00%			2.24%
C000095101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class I
Account Value	$ 13,333.97	$ 13,333.97	13,333.97	13,333.97	$ 13,333.97	10,781.43	10,125.07	16,658.88	13,791.17	11,016.15		9,644.33	11,965.84	9,640.92		9,061.83	10,000
Average Annual Return, Percent	23.68%	3.89%			2.92%
C000138115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class Z
Account Value	$ 695,741.73	$ 695,741.73	695,741.73	695,741.73	$ 695,741.73	560,020.21	523,751.06	857,678.7	707,029.75	562,189.47		489,602.05	604,941.57	485,657.32		454,835.28	500,000
Average Annual Return, Percent	24.23%	4.35%			3.36%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	24,598.75	22,333.51	26,155.03	18,301.25	16,681.39	500,000	14,591.05	13,592.51	10,994.31	500,000	10,519.95	10,000
Average Annual Return, Percent	38.02%	15.27%	14.76%	15.00%	13.00%
HFRI Equity Hedge Total Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	HFRI Equity Hedge (Total) Index
Account Value	$ 18,047.82	$ 18,047.82	$ 18,047.82	$ 18,047.82	$ 18,047.82	15,093.99	14,467.8	16,628.54	12,865.16	11,992.66		11,452.3	11,572.64	10,236.47		10,026.79	10,000
Average Annual Return, Percent	19.57%	8.52%			6.08%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,563.79	$ 14,563.79	14,563.79	14,563.79	$ 14,563.79	11,563.46	10,393.24	15,003.49	12,786.89	11,772.13		10,483.46	11,938.41	9,407.14		8,577.99	10,000
Average Annual Return, Percent	25.95%	4.35%			3.83%
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 42,855.08	$ 42,855.08	$ 42,855.08	42,855.08	$ 42,855.08	29,880.44	25,469.27	33,811.73	23,675.43	18,467.48	$ 500,000	15,874.08	14,404.99	11,097.68		10,871.77	10,000
Average Annual Return, Percent	43.42%	18.34%	17.79%		15.66%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,812	$ 44,812	$ 44,812	$ 44,812	$ 44,812	$ 20,826.41	$ 20,151.35	$ 28,358.2	$ 20,339.19	$ 16,790.25		$ 14,117.67	$ 13,301.06	$ 10,535.85	$ 500,000	$ 10,493.56	$ 10,000
Average Annual Return, Percent	43.77%	19.00%		18.76%	16.18%